DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Jul-08

DaimlerChrysler Auto Trust 2008-B Monthly Servicer’s Certificate (MH)	Page 1 of 3

Payment Determination Statement Number	2
Distribution Date	08-Jul-08
Record Date	07-Jul-08

Dates Covered	From and Including	To and Including
Collections Period	01-Jun-08	30-Jun-08
Accrual Period	09-Jun-08	07-Jul-08
30/360 Days	30
Actual/360 Days	29

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	81,431	$1,534,762,518.31
Collections of Installment Principal		27,882,495.66
Collections Attributable to Full Payoffs		14,887,205.53
Principal Amount of Repurchases		0.00
Principal Amount of Gross Losses		370,347.15

Pool Balance — End of Period(EOP)	80,191	$1,491,622,469.97

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$1,580,000,948.19
Pool Factor (Pool Balance as a % of Initial Pool Balance)	94.41%

Ending Overcollateralization(O/C) Amount	$86,906,552.71
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	106.187%

Cumulative Net Losses	$235,934.12
Net Loss Ratio (3 mos weighted avg.)	0.091%
Cumulative Recovery Ratio	39.840%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	21,170,062.86	1.419%	1,105
61-90 Days Delinquent	4,128,647.32	0.277%	205
91-120 Days Delinquent	0.00	0.000%	0
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	3,009,102.40	0.202%	127

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	7,137,749.72
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)	0.26061%

	Current Month	Prior Month
Weighted Average A.P.R.	7.617%	7.613%
Weighted Average Remaining Term (months)	55.03	55.86
Weighted Average Seasoning (months)	11.83	10.95

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Jul-08

DaimlerChrysler Auto Trust 2008-B Monthly Servicer’s Certificate (MH)	Page 2 of 3

Cash Sources		O/C Release (Prospectus pg S31-S32)
Collections of Installment Principal	$27,882,495.66	Pool Balance	$1,491,622,469.97
Collections Attributable to Full Payoffs	14,887,205.53	Yield Supplement O/C Amount	(69,320,028.48)

Principal Amount of Repurchases	0.00	Adjusted Pool Balance	$1,422,302,441.49
Recoveries on Loss Accounts	151,612.02
Collections of Interest	9,598,668.28	Total Securities	$1,404,715,917.26

Investment Earnings	55,030.85
Reserve Account	11,257,500.00	Adjusted O/C Amount	$17,586,524.23
Hedge Receipts	0.00

Total Sources	$63,832,512.34	Target Overcollateralization Amount	$53,336,341.56

Cash Uses

Servicer Fee	$1,278,968.77	O/C Release Period?	No
Hedge Payments (excl. termination payments)	404,717.46

A Note Interest	4,078,369.64	O/C Release	$0.00
First Priority Principal Distribution Amount	0.00
B Note Interest	492,135.00
Second Priority Principal Distribution Amount	0.00
C Note Interest	291,916.67
Third Priority Principal Distribution Amount	28,442,380.57
Reserve Fund	11,257,500.00
Required Principal Distribution Amount	17,586,524.23
Hedge Termination Payments (if any)	0.00
Distribution to Class D Noteholders	0.00

Total Cash Uses	$63,832,512.34

Administrative Payment
Total Principal and Interest Sources	$63,832,512.34
Investment Earnings in Trust Account	(55,030.85)
Hedge Receipts	0.00

Daily Collections Remitted	(52,531,996.66)

Cash Reserve in Trust Account	(11,257,500.00)
Servicer Fee (withheld)	(1,278,968.77)
O/C Release to Seller	0.00

Payment Due to/(from) Trust Account	($1,290,983.94)

DaimlerChrysler Financial Services Americas LLC	Distribution Date: 08-Jul-08

DaimlerChrysler Auto Trust 2008-B Monthly Servicer’s Certificate (MH)	Page 3 of 3

	Beginning	Ending	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	Payment	$1000 Face	Payment	$1000 Face
Class A-1 325,000,000.00 @ 2.80413%	274,744,822.06	228,715,917.26	46,028,904.80	141.6273994	620,616.27	1.9095885
Class A-2a 195,000,000.00 @ 3.81%	195,000,000.00	195,000,000.00	0.00	0.0000000	619,125.00	3.1750000
Class A-2b 370,000,000.00 @ 3.37813%	370,000,000.00	370,000,000.00	0.00	0.0000000	1,006,870.41	2.7212714
Class A-3a 205,000,000.00 @ 4.71%	205,000,000.00	205,000,000.00	0.00	0.0000000	804,625.00	3.9250000
Class A-3b 105,000,000.00 @ 3.92813%	105,000,000.00	105,000,000.00	0.00	0.0000000	332,254.33	3.1643270
Class A-4a 125,500,000.00 @ 5.32%	125,500,000.00	125,500,000.00	0.00	0.0000000	556,383.33	4.4333333
Class A-4b 40,000,000.00 @ 4.29813%	40,000,000.00	40,000,000.00	0.00	0.0000000	138,495.30	3.4623825
Class B 90,300,000.00 @ 6.54%	90,300,000.00	90,300,000.00	0.00	0.0000000	492,135.00	5.4500000
Class C 45,200,000.00 @ 7.75%	45,200,000.00	45,200,000.00	0.00	0.0000000	291,916.67	6.4583334

Total Notes	$1,450,744,822.06	$1,404,715,917.26	$46,028,904.80		$4,862,421.31

*	Class A-1 , A-2b, A-3b and A-4b Interest is computed on an Actual/360 Basis. Days in current period 29